Other Financial Liabilities - Summary of Breakdown of Other Financial Liabilities (Detail) - ARS ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Disclosure of other financial and non financial liabilities [line items]
Other financial liabilities	$ 1,788,639,060	$ 1,357,419,552
Credit and debit card settlement - due to merchants [member]
Disclosure of other financial and non financial liabilities [line items]
Other financial liabilities	804,893,377	804,198,424
Amounts payable for other spot purchases pending settlement [member]
Disclosure of other financial and non financial liabilities [line items]
Other financial liabilities	608,526,164	179,638,749
Payment orders pending settlement foreign trade [member]
Disclosure of other financial and non financial liabilities [line items]
Other financial liabilities	104,029,419	70,419,520
Collections on account and behalf of others [member]
Disclosure of other financial and non financial liabilities [line items]
Other financial liabilities	51,522,942	50,172,789
Finance leases liabilities [member]
Disclosure of other financial and non financial liabilities [line items]
Other financial liabilities	19,143,758	18,401,874
Amounts payable for spot purchases of government securities pending settlement [member]
Disclosure of other financial and non financial liabilities [line items]
Other financial liabilities	15,766,986	7,147,968
Amounts payable for spot purchases of foreign currency pending settlement [member]
Disclosure of other financial and non financial liabilities [line items]
Other financial liabilities	1,694,079	72,548,446
Other [member]
Disclosure of other financial and non financial liabilities [line items]
Other financial liabilities	$ 183,062,335	$ 154,891,782